SHARE CAPITAL	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Equity [Abstract]
SHARE CAPITAL
6.	SHARE CAPITAL:

Common shares

a)	Authorized:

Unlimited number of common shares, without par value.

The holders of common shares are entitled to receive dividends which are declared from time to time, and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company’s residual assets.

b)	Stock transactions:

During the six months ended October 31, 2014, the Company completed the following stock transactions:

i)	On May 7, 2014, the Company issued 100,000 common shares on the exercise of stock options with an exercise price of CDN$0.10 per common share resulting in gross proceeds of CDN$10,000 ($9,185).

ii)	On July 31, 2014, the Company issued 412,193 common shares with a fair value of $96,000 including 313,350 shares having a fair value of $79,223 for which the Company had committed to issue at April 30, 2014. The common shares were issued as a debt discount pursuant to the Promissory Notes.

iii)	On August 12, the Company issued 741,233 common shares with a fair value of $152,701 as settlement of accrued interest payable on Promissory Notes (Note 4).

c)	Stock options:

The Company has granted stock options under the terms of its Stock Option Plan (the “Plan”). The Plan provides that the directors of the Company may grant options to purchase common shares to directors, officers, employees and service providers of the Company on terms that the directors of the Company may determine are within the limitations set forth in the Plan. The maximum number of shares available under the Plan is limited to 10% of the issued common shares. The maximum term of stock options is ten years. All stock options vest on the date of grant, unless otherwise stated. As at October 31, 2014, the Company had 3,367,313 stock options available for grant pursuant to the Plan (April 30, 2014 - 3,441,971).

The Company’s stock options outstanding as at October 31, 2014 and April 30, 2014 and the changes for the periods then ended are as follows:

	Number Outstanding		Weighted Average Exercise Price

Balance outstanding at April 30, 2014	4,160,000	CDN$	0.26
Granted	300,000	CDN$	0.25
Exercised	(100,000)	CDN$	0.10

Balance outstanding at October 31, 2014	4,360,000	CDN$	0.26
Balance exercisable at October 31, 2014	3,675,000	CDN$	0.27

Summary of stock options outstanding at October 31, 2014:

Security	Number Outstanding	Exercise Price	Expiry Date	Remaining Contractual Life (years)

Stock options	1,150,000	CDN$ 0.40	January 7, 2015	0.19
Stock options	100,000	CDN$ 0.40	February 15, 2015	0.29
Stock options	500,000	CDN$ 0.40	December 1, 2015	1.08
Stock options	1,300,000	CDN$ 0.10	July 30, 2018	3.75
Stock options	260,000	CDN$ 0.15	July 30, 2018	3.75
Stock options	300,000	CDN$ 0.25	July 30, 2018	3.75
Stock options	200,000	CDN$ 0.25	November 19, 2018	4.05
Stock options	150,000	CDN$ 0.25	January 8, 2019	4.19
Stock options	100,000	CDN$ 0.25	April 25, 2019	4.48
Stock options	300,000	CDN$ 0.25	May 23, 2019	4.56

The stock options vest on the date of grant, based on the completion of certain performance milestones or based on the passage of time.

The weighted average grant date fair value of stock options granted during the six months ended October 31, 2014 of CDN$0.17 was estimated using the Black-Scholes option pricing model with the following assumptions: stock price – CDN$0.25; exercise price – CDN$0.25; expected risk-free interest rate – 2.0%; expected life – 5.0 years; expected volatility – 100% and expected dividend rate – 0%. Expected volatility was determined by reference to the historical volatility of the Company’s common shares trading on the TSX Venture Exchange.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are fully vested and exercisable in Canadian dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency. Stock options awarded to non-employees that are not vested are accounted for as equity awards until the terms associated with their vesting requirements have been met. As at October 31, 2014 and April 30, 2014, there are no non-employee stock option awards that have not vested.

The non-employee stock options are accounted for at their respective fair values and are summarized as follows for the six months ended October 31, 2014 and 2013:

	2014 $	2013 $

Fair value of non-employee options, beginning of the period	68,859	1,607
Fair value of non-employee options, at issuance	51,809	30,272
Change in fair value of non-employee stock options during the period	(28,247)	102,103

Fair value of non-employee options, end of the period	92,421	133,982

The Company determined the fair value of its non-employee stock options as at October 31, 2014 and 2013 using the Black Scholes option pricing model with the following weighted average assumptions:

	2014	2013

Stock price (CDN$)	0.21	0.24
Exercise price (CDN$)	0.27	0.28
Risk-free interest rate (%)	1.47	1.13
Expected life (years)	2.36	2.67
Expected volatility (%)	71	127
Expected dividends ($)	Nil	Nil

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

As at October 31, 2014, the unamortized compensation cost of options is $44,190 and the intrinsic value of options expected to vest is $116,445 (CDN$131,250).

Share-based payments are classified in the Company’s Statement of Loss as follows for the six months ended October 31, 2014 and 2013:

	2014 $	2013 $

Management and consulting fees	62,617	97,420

	62,617	97,420

d)	Share purchase warrants:

A summary of fully-exercisable share purchase warrants as at October 31, 2014 and April 30, 2014 and the changes for the periods then ended are as follows:

	Number Outstanding		Weighted Average Exercise Price

Balance at April 30, 2014	23,402,612	CDN$	0.39
Issued	329,446	CDN$	0.25

Balance at October 31, 2014	23,732,058	CDN$	0.38

 Summary of warrants outstanding at October 31, 2014:

Security	Number Outstanding	Exercise Price	Expiry Date

Warrants	1,550,000	CDN$ 0.40	January 31, 2016
Warrants	200,000	CDN$ 0.25	January 31, 2016
Warrants	20,000,000	CDN$ 0.40	April 29, 2016
Warrants	667,520	CDN$ 0.14	December 1, 2016(1)
Warrants	122,142	CDN$ 0.14266	December 1, 2016(1)
Warrants	104,119	CDN$ 0.165	December 1, 2016(1)
Warrants	76,723	CDN$ 0.17	December 1, 2016(1)
Warrants	87,818	CDN$ 0.17223	December 1, 2016(1)
Warrants	111,762	CDN$ 0.185	December 1, 2016(1)
Warrants	64,246	CDN$ 0.217	December 1, 2016(1)
Warrants	58,181	CDN$ 0.225	December 1, 2016(1)
Warrants	151,738	CDN$ 0.23	December 1, 2016(1)
Warrants	51,202	CDN$ 0.25	December 1, 2016(1)
Warrants	92,357	CDN$ 0.276	December 1, 2016(1)
Warrants	200,091	CDN$ 0.28	December 1, 2016(1)
Warrants	45,439	CDN$ 0.29	December 1, 2016(1)
Warrants	96,261	CDN$ 0.292	December 1, 2016(1)
Warrants	52,459	CDN$ 0.305	December 1, 2016(1)

Notes:

(1)	The warrants are exercisable until the earlier of December 1, 2016 or the date that the promissory note advance is repaid (Note 4).

SHARE CAPITAL:

Common shares

a)	Authorized:

Unlimited number of common shares, without par value.

The holders of common shares are entitled to receive dividends which are declared from time to time, and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company’s residual assets.

b)	Stock transactions:

During the year ended April 30, 2014, the Company completed the following stock transactions:

i)	On September 30, 2013, the Company issued 2,277,341 common shares with a fair value of $365,353 to settle CDN$212,500 ($206,571) of Loans plus accrued interest of CDN$15,234 ($14,855) (Note 5).

ii)	On October 23, 2013, the Company issued 1,170,084 common shares with a fair value of $142,382 as a debt discount.

iii)	On January 27, 2014, the Company issued 169,178 common shares with a fair value of $42,158 as a debt discount.

iv)	On January 31, 2014, the Company completed a private placement of 3,100,000 units at CDN$0.20 per unit for gross proceeds of $557,628 (CDN$620,000). Each unit is comprised of one common share and one-half of one share purchase warrant. Each whole warrant entitles the holder to purchase one additional common share at a price of CDN$0.40 per share until January 31, 2016. A value of $148,123 has been attributed to these warrants using the Black-Scholes option pricing model and has been recorded as a derivative liability (Note 7).

The Company paid commissions consisting of $16,747 and 200,000 finder’s warrants. A value of $23,391 has been attributed to these warrants using the Black-Scholes option pricing model and has been recorded as a derivative liability (Note 7). Each finder’s warrant entitles the holder to purchase one common share at a price of CDN$0.25 per share until January 31, 2016. In addition, the Company incurred legal and other out-of-pocket expenses related to the private placement in the amount of $7,467.

The fair value for the warrants issued in connection with this private placement was estimated using the Black-Scholes option pricing model with the following assumptions: stock price – CDN$0.23; exercise price – CDN$0.25; expected risk-free interest rate – 1.13%; expected life – 2.0 years; expected volatility – 114% and expected dividend rate – 0%.

v)	On March 4, 2014, the Company issued 1,001,112 common shares with a fair value of $266,743 as settlement of accrued interest payable on promissory notes (Note 6).

During the year ended April 30, 2013, the Company completed the following stock transactions:

i)	On May 4, 2012, the Company issued 133,967 common shares with a fair value of $26,662 as settlement of accrued interest payable on Convertible Loans.

ii)	On September 27, 2012, the Company issued 199,640 common shares with a fair value of $26,612 as settlement of accrued interest payable on Convertible Loans.

iii)	On December 10, 2012, the Company issued 800,000 common shares with a fair value of $146,952 as a debt discount.

iv)	On January 21, 2013, the Company issued 1,300,000 common shares with a fair value of $176,676 pursuant to a mineral property agreement (Note 3).

v)	On March 22, 2013, the Company issued 284,129 common shares with a fair value of $39,274 as settlement of accrued interest pursuant to the Convertible Loans.

vi)	On April 8, 2013, the Company issued 1,188,314 common shares with a fair value of $93,221 as settlement of accounts payable and accrued liabilities.

vii)	On April 18, 2013, the Company issued 3,710,365 common shares with a fair value of $362,762 as settlement of Demand Loans (Note 5).

c)	Stock options:

The Company has granted stock options under the terms of its Stock Option Plan (the “Plan”). The Plan provides that the directors of the Company may grant options to purchase common shares to directors, officers, employees and service providers of the Company on terms that the directors of the Company may determine are within the limitations set forth in the Plan. The maximum number of shares available under the Plan is limited to 10% of the issued common shares. The maximum term of stock options is ten years. All stock options vest on the date of grant, unless otherwise stated. As at April 30, 2014, the Company had 3,441,971 (2013 – 4,380,199) stock options available for grant pursuant to the Plan.

The Company’s stock options outstanding as at April 30, 2014 and 2013 and the changes for the years then ended are as follows:

	Number Outstanding		Weighted Average Exercise Price	Aggregate Intrinsic Value $

Balance at April 30, 2012	2,920,000	CDN$	0.42	-
Expired	(470,000)	CDN$	0.44

Balance at April 30, 2013	2,450,000	CDN$	0.42	-
Granted	2,410,000	CDN$	0.15
Cancelled	(700,000)(1)	CDN$	0.46

Balance outstanding at April 30, 2014	4,160,000	CDN$	0.26	-
Balance exercisable at April 30, 2014	3,450,000	CDN$	0.27

Notes:

(1)	During the year ended April 1, 2014, the Company cancelled 700,000 options that had performance conditions associated with its Kelly Basin Project and concurrently awarded 810,000 options with performance conditions associated with its Bovill Kaolin Project. The cancellation and subsequent granting of options was considered to be a modification of a share-based award. The incremental fair value of this award was determined to be $141,772 using the Black Scholes option pricing model with the following inputs: exercise prices- 250,000 at CDN$0.10, 260,000 at CDN$0.15, 300,000 at CDN$0.25; share price - CDN$0.23; expected volatility – 106%; risk free interest rate – 1.42%; expected life – 5 years. Subsequent to this award modification, the Company recorded compensation cost in respect of this award totaling $15,143.

Summary of stock options outstanding at April 30, 2014:

Security	Number Outstanding	Exercise Price	Expiry Date	Remaining Contractual Life (years)

Stock options	1,150,000	CDN$ 0.40	January 7, 2015	0.69
Stock options	100,000	CDN$ 0.40	February 15, 2015	0.80
Stock options	500,000	CDN$ 0.40	December 1, 2015	1.59
Stock options	1,400,000	CDN$ 0.10	July 30, 2018	4.25
Stock options	260,000	CDN$ 0.15	July 30, 2018	4.25
Stock options	300,000	CDN$ 0.25	July 30, 2018	4.25
Stock options	200,000	CDN$ 0.25	November 19, 2018	4.56
Stock options	150,000	CDN$ 0.25	January 8, 2019	4.70
Stock options	100,000	CDN$ 0.25	April 25, 2019	4.99

The stock options vest on the date of grant, based on the completion of certain performance milestones or based on the passage of time.

The weighted average grant date fair value of stock options granted during the year ended April 30, 2014 of $0.09 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CDN$0.13; exercise price – CDN$0.15; expected risk-free interest rate – 1.65%; expected life – 5.0 years; expected volatility – 107% and expected dividend rate – 0%. Expected volatility was determined by reference to the historical volatility of the Company’s common shares trading on the TSX Venture Exchange.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are fully vested and exercisable in Canadian dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency. Stock options awarded to non-employees that are not vested are accounted for as equity awards until the terms associated with their vesting requirements have been met. As at April 30, 2014 and 2013, there are no non-employee stock option awards that have not vested.

The non-employee stock options are accounted for at their respective fair values and are summarized as follows for the years ended April 30, 2014 and 2013:

	2014 $	2013 $

Fair value of non-employee options, beginning of the year	1,607	22,106
Fair value of non-employee options, at issuance	30,272	-
Change in fair value of non-employee stock options during the year	36,980	(20,499)

Fair value of non-employee options, end of the year	68,859	1,607

The Company determined the fair value of its non-employee stock options as at April 30, 2014 and 2013 using the Black Scholes option pricing model with the following weighted average assumptions:

	2014	2013

Stock price (CDN$)	0.13	0.06
Exercise price (CDN$)	0.28	0.40
Risk-free interest rate (%)	1.16	0.97
Expected life (years)	2.2	1.73
Expected volatility (%)	90	89
Expected dividends ($)	Nil	Nil

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

As at April 30, 2014, the unamortized compensation cost expected to be recognized by the fiscal year ended April 30, 2016 is $126,629 and the intrinsic value of options expected to vest is $79,863 (CDN$87,800).

Share-based payments are classified in the Company’s Statement of Loss as follows:

	2014 $	2013 $

Management and consulting fees	155,847	-

	155,847	-

d)	Share purchase warrants:

A summary of fully-exercisable share purchase warrants as at April 30, 2014 and 2013 and the changes for the years then ended are as follows:

	Number Outstanding		Weighted Average Exercise Price

Balance at April 30, 2012	23,722,428	CDN$	0.39
Expired	(3,722,428)	CDN$	0.36

Balance at April 30, 2013	(1)20,000,000	CDN$	0.40
Issued	3,402,612	CDN$	0.29

Balance at April 30, 2014	23,402,612	CDN$	0.39

Notes:

(1)	On April 29, 2013, the Company extended the life of 20,000,000 warrants from April 29, 2013 to April 29, 2016. This resulted in warrant modification expense of $233,385, crediting derivative liabilities, using the following assumptions: stock price – CDN$0.30; expected risk-free interest rate – 1.13%; expected life –3.00 years; expected volatility – 93%; and expected dividend rate – 0%.

Summary of warrants outstanding at April 30, 2014:

Security	Number Outstanding	Exercise Price	Expiry Date

Warrants	1,550,000	CDN$ 0.40	January 31, 2016
Warrants	200,000	CDN$ 0.25	January 31, 2016
Warrants	20,000,000	CDN$ 0.40	April 29, 2016
Warrants	667,520	CDN$ 0.14	December 1, 2016(1)
Warrants	122,142	CDN$ 0.14266	December 1, 2016(1)
Warrants	104,119	CDN$ 0.165	December 1, 2016(1)
Warrants	76,723	CDN$ 0.17	December 1, 2016(1)
Warrants	87,818	CDN$ 0.17223	December 1, 2016(1)
Warrants	111,762	CDN$ 0.185	December 1, 2016(1)
Warrants	74,414	CDN$ 0.28	December 1, 2016(1)
Warrants	94,764	CDN$ 0.23	December 1, 2016(1)
Warrants	92,357	CDN$ 0.276	December 1, 2016(1)
Warrants	96,261	CDN$ 0.292	December 1, 2016(1)
Warrants	79,293	CDN$ 0.28	December 1, 2016(1)
Warrants	45,439	CDN$ 0.29	December 1, 2016(1)

Notes:

(1)	The warrants are exercisable until the earlier of December 1, 2016 or the date that the promissory note advance is repaid (Note 6).